Schedule of other income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Liability no longer required to be paid		₨ 140,693	₨ 119,708	₨ 87,925
Government grant				7,883
Gain on termination/rent concession of leases		1,811	35,847	33,238
Gain on sale of property, plant and equipment (net)		3,800	1,931	2,480
Miscellaneous income		6,216	1,162	519
Total	$ 1,856	₨ 152,520	₨ 158,648	₨ 132,045